BALANCE SHEET COMPONENTS - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 14,326	$ 12,493	$ 8,309
Less: accumulated depreciation and amortization	(3,240)	(2,856)	(1,783)
Total property, equipment and software, net	11,086	9,637	6,526
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	406	344	207
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	578	413	130
Vehicles and vehicle hardware
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	6,929	6,268	4,144
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	278	258	119
Developed software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	6,108	5,184	$ 3,709
Other
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 27	$ 26